SUPPLEMENT DATED JANUARY 5, 2009 TO PROSPECTUSES DATED MAY 1, 2008 AS

SUPPLEMENTED ON SEPTEMBER 19, 2008 AND NOVEMBER 24, 2008 FOR

VUL GuardSM 1, 2

Survivorship VUL GuardSM 1, 2

Variable Universal Life II (“VUL II”) 1, 2

Survivorship Variable Universal Life II (“SVUL II”) 2, 3

Variable Universal Life (“VUL”) 2, 3

1 Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.

2 This product is no longer available for sale.

3 Issued by MassMutual in California and New York, and by C.M. Life Insurance Company

  (“C.M. Life”) in all other jurisdictions where available.

The following information amends all of the above-listed prospectuses:

The first sentence in footnote #7 to the table under the heading “Investment Management Fees and Other Expenses” is replaced with the text below.

The fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008.

There are no other changes being made at this time.

January 5, 2009                                                                                                                                                                                                                                    Li4200_08_3